Cover	Mar. 23, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (Amendment No. 1) to the Current Report on Form 8-K filed by Arrow Electronics, Inc. (the "Company") with the Securities and Exchange Commission on March 23, 2021.
Document Period End Date	Mar. 23, 2021
Entity File Number	1-4482
Entity Registrant Name	ARROW ELECTRONICS, INC.
Entity Central Index Key	0000007536
Entity Tax Identification Number	11-1806155
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	9201 East Dry Creek Road
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	824-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	ARW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false